SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total		$ 17,545,378		$ 17,285,069
Accumulated depreciation		(6,260,936)		(6,226,161)
Impairment		(10,293,206)		(10,203,718)
Carrying amount		991,236		855,190
Payments to leasehold improvements		0	$ 0
Gain (loss) of asset disposal		66,138	175,292
Depreciation		57,531	711,348
Impairment loss		0	0
Gain from debt forgiveness		7,218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		3,250,336		3,133,996
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	12,809,954		12,680,132
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		824,342		929,161
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		131,279		127,145
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	[2]	$ 529,467		$ 414,635

[1]	Machinery equipment also includes mold and tooling.
[2]	During the six months ended June 30, 2025 and 2024, the Company transferred construction in progress of $0.